Premises and Equipment	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

September 30,		2015	2014
	Estimated Useful Life	(In thousands)
Land	—	$113,347	$113,353
Buildings	25 - 40	147,757	143,627
Leasehold improvements	7 - 15	10,193	8,547
Furniture, software and equipment	2 - 10	89,919	65,154
		361,216	330,681
Less accumulated depreciation and amortization		(84,969)	(73,138)
		$276,247	$257,543

The Bank has non-cancelable operating leases for branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, were as follows: $5,272,281,000 for 2016, $3,992,307,000 for 2017, $3,279,576,000 for 2018, $2,608,795,000 for 2019, $2,245,791,000 for 2020 and $8,941,391,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $6,600,000, $6,600,000 and $4,680,000 in 2015, 2014 and 2013, respectively.